Income Tax - Schedule of Taxation Statement of Income (Details) - Foreign Tax Jurisdiction [Member]	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Condensed Financial Statements, Captions [Line Items]
Current tax	$ 127,968	$ 16,447	$ 886,191	$ 512,429
Deferred tax	(804,021)	(103,338)	(355,566)
Total income tax expense	$ (676,053)	$ (86,891)	$ 530,625	$ 512,429